ASSET RETIREMENT OBLIGATIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Decommissioning liability	$ 18	$ 18
Asset retirement obligations	38	36
Subsidiaries
Asset Retirement Obligations [Line Items]
Decommissioning liability		1
Asbestos Containing Materials
Asset Retirement Obligations [Line Items]
Increase (decrease) asset retirement obligation	2	6
Asset retirement obligations	$ 19	$ 17
Minimum
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	1.00%	2.00%
Maximum
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	3.00%	4.00%